Exhibit 4.1

OMNIBUS SUPPLEMENT

TO INDENTURE SUPPLEMENTS

This OMNIBUS SUPPLEMENT TO INDENTURE SUPPLEMENTS, dated as of July 16, 2021 (this “Supplement”), is entered into by and among NISSAN WHOLESALE RECEIVABLES COMPANY II LLC (successor by conversion to Nissan Wholesale Receivables Corporation II), a Delaware limited liability company, as transferor (the “Transferor”), NISSAN MOTOR ACCEPTANCE COMPANY LLC (successor by conversion to Nissan Motor Acceptance Corporation), a Delaware limited liability company, as servicer (the “Servicer”), and NISSAN MASTER OWNER TRUST RECEIVABLES, a Delaware statutory trust, as issuer (the “Issuer”), and consented to by U.S. BANK NATIONAL ASSOCIATION, a national banking association organized and existing under the laws of the United States, not in its individual capacity but solely as indenture trustee (the “Indenture Trustee”).

RECITALS:

WHEREAS, the Issuer and the Indenture Trustee are parties to the Amended and Restated Indenture, dated as of October 15, 2003 (as supplemented, amended or restated or otherwise modified from time to time, the “Amended and Restated Indenture”), as supplemented by (a) the Series 2019-A Indenture Supplement, dated as of March 13, 2019 (as supplemented, amended or restated or otherwise modified from time to time, the “Series 2019-A Indenture Supplement”), and (b) the Series 2019-B Indenture Supplement, dated as of November 25, 2019 (as supplemented, amended or restated or otherwise modified from time to time, the “Series 2019-B Indenture Supplement”, and together with the Series 2019-A Indenture Supplement, the “Outstanding Indenture Supplements”, and each an “Outstanding Indenture Supplement”), each between the Issuer and the Indenture Trustee (the Amended and Restated Indenture as so supplemented by the Outstanding Indenture Supplements, the “Indenture”); and

WHEREAS, the parties hereto wish to amend the Outstanding Indenture Supplements pursuant to Section 8.04(a) of each Outstanding Indenture Supplement and Section 10.01(b) of the Amended and Restated Indenture as of the Effective Date (as defined below).

NOW, THEREFORE, in consideration of the mutual agreements herein contained and other good and valuable consideration, receipt of which is acknowledged, the parties hereto agree as follows:

ARTICLE I

DEFINITIONS

Section 1.1 Definitions. Capitalized terms used and not defined herein have the respective meanings assigned such terms in the Annex of Definitions (the “Annex of Definitions”) attached to the Amended and Restated Transfer and Servicing Agreement, dated as of October 15, 2003 among the Transferor, as transferor, the Issuer and the Servicer, as servicer.

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ARTICLE II

AMENDMENTS

Section 2.1 Amendment to Series 2019-A Indenture Supplement. As of the Effective Date, the Series 2019-A Indenture Supplement is hereby amended as follows:

(a) Section 6.01(viii) of the Series 2019-A Indenture Supplement is hereby amended as set forth below, with text marked in underline indicating additions to such definition and with text marked in ~~strikethrough~~ indicating deletions to such definition:

“(viii) (A) on and after the Determination Date in July 2021, for ~~three~~six consecutive Determination Dates, the amounts on deposit in the Excess Funding Account on each such Determination Date exceed 30% of the sum of the Invested Amounts of all outstanding Series issued by the Issuer and (B) on and after the Determination Date in January 2022, for three consecutive Determination Dates, the amounts on deposit in the Excess Funding Account on each such Determination Date exceed 30% of the sum of the Invested Amounts of all outstanding Series issued by the Issuer;”

Section 2.2 Amendment to Series 2019-B Indenture Supplement. As of the Effective Date, the Series 2019-B Indenture Supplement is hereby amended as follows:

(a) Section 6.01(viii) of the Series 2019-B Indenture Supplement is hereby amended as set forth below, with text marked in underline indicating additions to such definition and with text marked in ~~strikethrough~~ indicating deletions to such definition:

“(viii) (A) on and after the Determination Date in July 2021, for ~~three~~six consecutive Determination Dates, the amounts on deposit in the Excess Funding Account on each such Determination Date exceed 30% of the sum of the Invested Amounts of all outstanding Series issued by the Issuer and (B) on and after the Determination Date in January 2022, for three consecutive Determination Dates, the amounts on deposit in the Excess Funding Account on each such Determination Date exceed 30% of the sum of the Invested Amounts of all outstanding Series issued by the Issuer;”

ARTICLE III

EFFECTIVE DATE

Section 3.1 Effective Date. Upon satisfaction of the following conditions this Supplement shall become effective immediately (such date, the “Effective Date”) without further action by any party:

(a) receipt by the Indenture Trustee of an Issuer Order in accordance with Section 10.01(b) of the Amended and Restated Indenture;

(b) receipt by each party hereto of an executed counterpart of this Supplement from each other party hereto;

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(c) satisfaction of the Rating Agency Condition with respect to this Supplement and the Notes of all outstanding Series in accordance with Section 10.01(b)(i) of the Amended and Restated Indenture and Section 8.04(a)(i)(B) of each Outstanding Indenture Supplement;

(d) receipt by the Issuer and the Indenture Trustee of an Officer’s Certificate of the Transferor in accordance with Section 10.01(b)(ii) of the Amended and Restated Indenture;

(e) receipt by the Issuer and the Indenture Trustee of a Required Federal Income Tax Opinion in accordance with Section 10.01(b)(iii) of the Amended and Restated Indenture and Section 8.04(a)(ii) of each Outstanding Indenture Supplement;

(f) receipt by the Indenture Trustee and the Owner Trustee of an Opinion of Counsel in accordance with Section 10.03 of the Amended and Restated Indenture and Section 8.04(d) of each Outstanding Indenture Supplement; and

(g) receipt by the Indenture Trustee of an Officer’s Certificate of the Issuer in accordance with Section 12.01(a)(i) of the Amended and Restated Indenture.

ARTICLE IV

MISCELLANEOUS

Section 4.1 Indenture Unaffected. Except as modified herein, the parties acknowledge that the provisions of the Indenture remain in full force and effect and are hereby ratified and confirmed by the parties hereto. After the Effective Date all references in the Transaction Documents to the any of the Outstanding Indenture Supplement or the Indenture shall mean such Outstanding Indenture Supplement or the Indenture, as applicable, as modified hereby.

Section 4.2 Governing Law. This Supplement shall be governed by the governing law described in Section 12.12 of the Amended and Restated Indenture and Section 8.06 of each Outstanding Indenture Supplement.

Section 4.3 Captions. The various captions in this Supplement are included for convenience only and shall not affect the meaning or interpretation of any provision of this Supplement or any provision hereof.

Section 4.4 Severability. Whenever possible, each provision of this Supplement shall be interpreted in such manner as to be effective and valid under applicable law, but if any provision of this Supplement shall be prohibited by or invalid under the laws of any applicable jurisdiction, such provision, as to jurisdiction, shall be ineffective to the extent of such prohibition or invalidity, without invalidating the remainder of such provision or the remaining provisions of this Supplement as to such jurisdiction or any other jurisdiction.

Section 4.5 Binding Effect. This Supplement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns.

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Section 4.6 Counterparts. This Supplement may be executed in any number of counterparts and by the parties hereto on separate signature pages, each such executed counterpart constituting an original but all together only one Supplement. The parties intend that faxed signatures and electronically imaged signatures such as .pdf files shall constitute original signatures and are binding on all parties. Delivery of an executed counterpart of a signature page of this Agreement by telecopy, e-mailed .pdf or any other electronic means that reproduces an image of the actual executed signature page shall be effective as delivery of a manually executed counterpart of this Agreement. The words “execution,” “signed,” “signature,” “delivery,” and words of like import in or relating to any document to be signed in connection with this Agreement and the transactions contemplated hereby shall be deemed to include electronic signatures, deliveries or the keeping of records in electronic form, each of which shall be of the same legal effect, validity or enforceability as a manually executed signature, physical delivery thereof or the use of a paper-based recordkeeping system, as the case may be, to the extent and as provided for in any applicable law, including the Federal Electronic Signatures in Global and National Commerce Act or any other similar state laws based on the Uniform Electronic Transactions Act.

Section 4.7 No Recourse. It is expressly understood and agreed by the parties hereto that (a) this Supplement is executed and delivered by Wilmington Trust Company (“WTC”), not individually or personally, but solely as Owner Trustee of the Issuer, in the exercise of the powers and authority conferred and vested in it, (b) each of the representations, undertakings and agreements herein made on the part of the Issuer is made and intended not as a personal representation, undertaking or agreement by WTC, but is made and intended for the purpose of binding only the Issuer, (c) nothing herein contained shall be construed as creating any liability on WTC, individually or personally, to perform any covenant either expressed or implied contained herein, all such liability, if any, being expressly waived by the parties hereto and by any Person claiming by, through or under the parties hereto and (d) under no circumstances shall WTC be personally liable for the payment of any indebtedness or expenses of the Issuer or be liable for the breach or failure of any obligation, representation, warranty or covenant made or undertaken by the Issuer under this Supplement or any other related documents.

[SIGNATURE PAGES FOLLOW]

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IN WITNESS WHEREOF, the parties hereto have caused this Supplement to be executed and delivered as of the date first above written.

NISSAN WHOLESALE RECEIVABLES COMPANY II LLC,
as Transferor

By:	/s/ Douglas E. Gwin, Jr.
Name: Douglas E. Gwin, Jr.
Title: Assistant Treasurer

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NISSAN MOTOR ACCEPTANCE COMPANY LLC,
as Servicer

By:	/s/ Douglas E. Gwin, Jr.
Name: Douglas E. Gwin, Jr.
Title: Assistant Treasurer

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NISSAN MASTER OWNER TRUST RECEIVABLES, as Issuer

By: WILMINGTON TRUST COMPANY, not in its individual capacity, but solely as Owner Trustee

By:	/s/ Dorri Costello
Name: Dorri Costello
Title: Vice President

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CONSENTED TO:

U.S. BANK NATIONAL ASSOCIATION,
not in its individual capacity but solely as Indenture Trustee

By:	/s/ Eric Ott
Name: Eric Ott
Title: Vice President

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